Subsequent Events	9 Months Ended
Sep. 30, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 12. Subsequent Events

On October 12, 2018, the Company entered into a Loan and Security Agreement with Western Alliance Bank whereby the Company received gross proceeds of $10.0 million under a term loan (the “Loan”). The Loan has a maturity date of October 1, 2022 and carries interest at the U.S. prime rate plus 1.25%. The loan has an interest-only period of 18 months, which could be extended by an additional 6 months if certain conditions are met, followed by an amortization period of 30 months, or 24 months if the interest-only period is extended.  Upon maturity or prepayment, the Company will be required to pay a 3% fee, or a 2% fee if the U.S. Food and Drug Administration accepts certain Investigational New Drug applications prior to maturity. The Loan is collateralized by all of the assets of the Company, excluding intellectual property, which is subject to a negative pledge. The Company paid a loan origination fee of $50,000 which will be recorded as a debt discount and accreted over the term of the loan. In addition, the Company is required to pay a fee of $350,000 upon certain change of control events.

In October 2018, the Company entered into a Sales Agreement (the “Sales Agreement”) with Leerink Partners LLC (“Leerink”), pursuant to which it may sell from time to time, at its option, up to an aggregate of $30.0 million of the Company’s ordinary shares through Leerink, as sales agent.  The Company is required to pay Leerink compensation in cash equal to 3.0% of gross proceeds for the ordinary shares sold through the Sales Agreement and the Company has agreed to reimburse Leerink for certain fees and expenses. Under the Sales Agreement, Leerink may sell ordinary shares by any method permitted by law deemed to be an “at the market offering” as defined in Rule 415 of the Securities Act of 1933, as amended, and the rules and regulations thereunder, including, without limitation, sales made directly on or through NASDAQ, on or through any other existing trading market for the ordinary shares or to or through a market maker. If expressly authorized by the Company, Leerink may also sell ordinary shares in negotiated transactions.